OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2021	2020

Employees and payroll accruals	$291	$308
Accrued expenses	2,182	2,640
Government (mainly tax provision)	301	264
Advance tenants payments	805	397
Tenant security deposits	142	116
Trade payables	340	397
Others	23	22

Total	$4,084	$4,144